Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
20.      Commitments and Contingencies

The Company has three operating lease agreements for 10,655, 74,593 and 117,609 square feet (unaudited) of corporate office space that extend through 2015, 2019 and 2024, respectively. The leases require the payment of base rent which escalates annually, plus operating expenses (as defined).  The Company incurred facility lease expense of $4.1 million, $3.7 million and $2.9 million for the years ended December 31, 2012, 2011 and 2010, respectively, under the corporate office leases.

The aggregate amounts of all future minimum operating lease payments, including community and office leases, as of December 31, 2012, are as follows (dollars in thousands):

Year Ending December 31,	Operating Leases
2013	$277,684
2014	268,164
2015	259,624
2016	256,463
2017	232,445
Thereafter	684,536
Total	$1,978,916

The Company has employment or letter agreements with certain officers of the Company that grant these employees the right to receive their base salary and continuation of certain benefits, for a defined period of time, in the event of certain terminations of the officers' employment, as described in those agreements.